SHORT-TERM BANK CREDIT	12 Months Ended
Dec. 31, 2015
SHORT-TERM BANK CREDIT [Abstract]
SHORT-TERM BANK CREDIT
NOTE 8:-	SHORT-TERM BANK CREDIT

a.	Short-term bank credit and loans are classified as follows:

		Weighted average interest
	Currency	December 31,			December 31,
		2015		2014	2015	2014
			%

Short-term bank credit	CAD	3.04		-	$3,241	$-

b.
As of December 31, 2015 and 2014, the Company had short-term and revolving credit lines of approximately $11,785 (out of which $3,241 million were utilized as presented in the table above) and $9,863 (none of which were utilized), respectively, from Israeli and Canadian banks. The Company's current credit lines, if not extended, will expire in December, 2016 in Israeli banks and in July, 2016 in Canadian bank.